RELATED PARTY TRANSACTIONS - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
RELATED PARTY TRANSACTIONS
Services fees	$ 299	$ 2,948	$ 3,745
Other revenue	$ 339	1,295	1,680
Purchase of equipment		$ 581	$ 804